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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

January 17, 2002

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:  SECURITY EQUITY FUND - File Nos.:  002-19458 and 811-01136
       SECURITY GROWTH AND INCOME FUND - File Nos.:  002-12187 and 811-00487
       SECURITY ULTRA FUND - File Nos.:  811-01316 and 002-32791

Dear Sir or Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933,  please  accept  this  letter as  certification  that the  Prospectus  and
Statement of Additional  Information  (other than the Security Social  Awareness
Fund  Prospectus  dated  February 1, 2002) do not differ from that  contained in
Security  Equity Fund's  Post-Effective  Amendment No. 92, Security Ultra Fund's
Post-Effective   Amendment  No.  49,  and  Security  Growth  and  Income  Fund's
Post-Effective  Amendment No. 92. All of these  Post-Effective  Amendments  were filed electronically on January 15, 2002.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3226.

Sincerely,

AMY J. LEE

Amy J. Lee
Secretary
Security Equity Fund
Security Growth and Income Fund
Security Ultra Fund